PRIVATE PLACEMENT (Details) - Private Placement. - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	6,600,000	6,600,000
Price of warrants	$ 1.00	$ 1.00
Aggregate purchase price	$ 6,600,000	$ 6,600,000
Number of shares per warrant	1	1
Exercise price of warrant	$ 11.50	$ 11.50